Tax on Profit/(Loss) for the Year and Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income taxes refund	€ 0.7	€ 0.7	€ 0.7
Tax losses carryforwards	1,437.0	1,043.8
Additional tax deductions, determined by annual warrants exercises by employees	€ 4.8	€ 16.3	€ 10.2